Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating Leases
Summary of components of lease expense

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
Operating lease cost	40,926	46,092
Lease cost for leases with terms less than one year	1,542	856
Total lease cost	42,468	46,948

Summary of maturities of lease liabilities

As of December 31,
2020
RMB
2021	43,885
2022	30,278
2023	16,970
2024	8,040
2025 and thereafter	4,111
Total undiscounted lease payments	103,284
Less: imputed interest	(6,741)
Total lease liabilities	96,543

Summary of lease terms and discount rates

	As of December 31,	As of December 31,
	2019	2020
Weighted average remaining lease term(years)	2.40	2.77

Weighted average discount rate(percentage)	5.04%	4.88%

Summary of supplemental information related to operating leases

	For the year ended December 31,	For the year ended December 31,
	2019	2020
Cash paid for operating leases	40,840	43,190
Right of use assets obtained in exchange for operating lease liabilities	38,407	81,663